Statements of Operations (Financial income (expenses), net) (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Income Statement Related Disclosures [Abstract]
Interest income		$ 12,741	$ 11,812	$ 24,841
Amortization of issuance costs of convertible notes		(547)	(547)	(1,094)
Other, net	[1]	(1,819)	(641)	(578)
Financial income (expenses), net		10,375	10,624	23,169
Foreign currency expense		$ (1,327)	$ (313)	$ 37

[1]	Including foreign currency expense resulting from transactions not denominated in U.S. Dollars